Commitments (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Lease commitments
Total payment obligation	€ 778	€ 802
Rostock headquarters building | Within one year
Lease commitments
Future lease payments to be made	103
Rostock headquarters building | Within five years
Lease commitments
Future lease payments to be made	1,669
Rostock headquarters building | Later than 5 years
Lease commitments
Future lease payments to be made	5,324
Office equipment and storage spaces | Within one year
Lease commitments
Future lease payments to be made	36	72
Office equipment and storage spaces | Within five years
Lease commitments
Future lease payments to be made	€ 36	€ 36